Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income attributable to the shareholders of Teekay Corporation	$ 150,641	$ 78,407	$ 7,806
Net Income (Loss) Attributable to Parent, Diluted	$ 148,887	$ 79,482	$ 7,806
Basic and Diluted (shares)	94,484,659	102,119,129	102,148,629
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	1,810,599	0
Dilutive effect of stock-based compensation (shares)	2,160,310	485,869	0
Net income (loss) attributable to the shareholders of Teekay Corporation, continuing operations	$ 150,641	$ 36,755	$ (102,671)
Net Income (Loss) Attributable to Noncontrolling Interest	(366,782)	(110,953)	11,174
Net income attributable to the shareholders of Teekay Corporation, discontinued operations	$ 0	$ 41,652	$ 110,477
Common stock and common stock equivalents (shares)	96,644,969	104,415,597	102,148,629
• Basic income (loss) from continuing operations attributable to shareholders of Teekay Corporation	$ 1.59	$ 0.36	$ (1.01)
• Diluted income	$ 1.54	$ 0.76	$ 0.08
Accretion add back due to If-converted method adoption	$ 0	$ 143	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent, Diluted	$ 148,887	$ 79,482	$ 7,806
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	1,810,599	0
• Diluted income	$ 1.54	$ 0.76	$ 0.08
Common stock related to non-forteitable equity based awards	809,997
Interest Expense, Subordinated Notes and Debentures	$ 0	$ 1,675	$ 0
• Basic income from discontinued operations attributable to shareholders of Teekay Corporation	$ 0	$ 0.41	$ 1.08
Teekay Tankers
Earnings Per Share [Abstract]
Net income attributable to the shareholders of Teekay Corporation	$ 146,762	$ 56,229	$ (67,585)
Net Income (Loss) Attributable to Noncontrolling Interest	(366,909)	(172,857)	174,787
dilutive impact of stock-based awards	1,754	743	0
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
dilutive impact of stock-based awards	$ 1,754	$ 743	$ 0